Income Taxes (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Operating loss carryforward	$ 1,659	$ 1,500
Research and development expenses	695	748
Investment in Parent company	388	337
Deferred tax assets before valuation allowance	2,742	2,585
Valuation allowance	(2,742)	(2,585)
Net deferred tax asset